Note 7. Revenue and Major Customers: Concentration Risk, Customers (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Policies
Concentration Risk, Customers

Note 8.                        Revenue and Major Customers

            For the three months ended March 31, 2016 and 2015, the Company’s largest customer accounted for approximately 54% and 25% of our revenues, respectively.  For the three months ended March 31, 2016 and 2015, the top three customers accounted for approximately 82% and 94%, respectively, of the Company’s revenues.  The accounts receivable balance due (which are unsecured) for these three customers at March 31, 2016 was approximately $69,000, or 58% of the accounts receivable balance.  The Company’s sludge processing agreement with Altamonte Springs, which was its largest customer in 2014, it’s second largest in 2015 and its largest in the first quarter of 2016, representing approximately 54% of Company revenues, was not renewed effective April 2016.  The Company’s failure to renew that agreement may have a material adverse effect on its business, financial conditions and results of operations.  Beginning in March 2014, the Company’s operations in Florida were voluntarily delayed for a short time while the Company moved assets and personnel to a new site in Bradley, Florida.  While operations subsequently resumed, this reduction in revenue has materially reduced available cash to fund current or prior expenses incurred, and has remained at this lower level or decreased over subsequent periods to date.

A substantial portion of the Company's revenue is derived from services provided under contracts and agreements with existing licensees.  Some of these contracts, especially those contracts with large municipalities, provide for termination of the contract by the customer after giving relatively short notice (in some cases as little as ten days).  In addition, some of these contracts contain liquidated damages clauses, which may or may not be enforceable in the event of early termination of the contracts.  If one or more of these contracts are terminated prior to the expiration of its term, and the Company is not able to replace revenues from the terminated contract or receive liquidated damages pursuant to the terms of the contract, the lost revenue could have a material and adverse effect on its business and financial condition.

For the years ended December 31, 2015 and 2014, the Company’s largest customer accounted for approximately 31% and 22% of our revenues, respectively.  The Company’s sludge processing agreement with Toho Water Authority, which was also its largest customer for the years 2011 through 2013, was not renewed at the beginning of 2014.  The Company’s failure to renew that agreement has had a material adverse effect on its business, financial conditions and results of operations.  For the years ended December 31, 2015 and 2014, the top three customers accounted for approximately 74% and 50%, respectively, of the Company’s revenues.  The accounts receivable balance due (which are unsecured) for these three customers at December 31, 2015 and 2014 was approximately $69,000 and $99,000, respectively.  Beginning in March 2014, the Company’s operations in Florida were voluntarily delayed for a short time while the Company moved assets and personnel to a new site in Bradley, Florida.  While operations resumed in Bradley in June 2014, this reduction in revenue, while temporary, has materially reduced available cash to fund current or prior expenses incurred.  The Company’s sludge processing agreement with Altamonte Springs, which was its largest customer in 2014 and its second largest customer in 2015, representing approximately 29% of Company revenues, was not renewed effective April 2016.  The Company’s failure to renew that agreement may have a material adverse effect on its business, financial conditions and results of operations.